Income Taxes - Deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Liabilities and reserves	$ 3,501	$ 3,471
Interest limitation	8,884	4,906
Net operating losses	8,850	8,049
Transaction expenses	79	187
Inventories		630
Other	711	789
Total	22,025	18,032
Valuation allowance	(1,145)	(513)
Total deferred tax assets, net	20,880	17,519
Deferred tax liabilities
Property, plant and equipment	(10,581)	(10,501)
Intangible assets	(29,221)	(30,699)
Derivatives	(4,451)	(2,426)
Inventories	(2,035)
Other	(107)	(205)
Total	(46,395)	(43,831)
Net deferred tax liability	$ (25,515)	$ (26,312)